LIQUIDITY-GOING CONCERN (Details) (USD $)	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended			1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2010	Sep. 10, 2009	Nov. 08, 2013 Subsequent Event [Member]
LIQUIDITY-GOING CONCERN (Details) [Line Items]
Retained Earnings (Accumulated Deficit)			$ (17,607,980)		$ (17,607,980)
Cash and Cash Equivalents, at Carrying Value	720,085	51,789	218,798	371,393	218,798	720,085	113,511
Working Capital	591,393
Net Cash Provided by (Used in) Operating Activities	(1,869,940)	(1,368,170)	(2,225,631)	(1,526,847)	(3,958,106)	(5,473,152)
Proceeds from Issuance of Common Stock (in Dollars)		$ 400,022				$ 390,043			$ 1,501,000